Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 7,661	$ 7,486	$ 6,572
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	2,061	2,118	2,126
Credit loss expense / (release)	29	(148)	694
Share of net profits of associates and joint ventures and impairment related to associates	(32)	(105)	(84)
Deferred tax expense / (benefit)	494	434	352
Net loss / (gain) from investing activities	(1,470)	(230)	(698)
Net loss / (gain) from financing activities	(16,587)	100	3,246
Other net adjustments	5,844	3,802	(8,076)
Net change in operating assets and liabilities:
Loans and advances to banks and amounts due to banks	(1,088)	2,148	3,586
Securities financing transactions	4,443	(2,316)	9,588
Cash collateral on derivative instruments	76	(3,312)	(3,487)
Loans and advances to customers and customer deposits	(5,163)	2,365	18,149
Financial assets and liabilities at fair value held for trading and derivative financial instruments	8,006	(10,516)	11,259
Brokerage receivables and payables	6,019	8,115	(5,199)
Financial assets at fair value not held for trading, other financial assets and liabilities	5,678	19,609	320
Provisions, other non-financial assets and liabilities	257	3,010	(387)
Income taxes paid, net of refunds	(1,582)	(1,134)	(1,002)
Net cash flow from / (used in) operating activities	14,647	31,425	36,958
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)	(1)	(46)
Disposal of subsidiaries, associates and intangible assets	1,730	593	674
Purchase of property, equipment and software	(1,643)	(1,841)	(1,854)
Disposal of property, equipment and software	161	295	366
Purchase of financial assets measured at fair value through other comprehensive income	(4,783)	(5,802)	(6,290)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	4,084	5,052	4,530
Net (purchase) / redemption of debt securities measured at amortized cost	(11,993)	(415)	(4,166)
Net cash flow from / (used in) investing activities	(12,447)	(2,119)	(6,785)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,249)	(3,093)	23,845
Net movements in treasury shares and own equity derivative activity	(6,006)	(3,341)	(1,387)
Distributions paid on UBS shares	(1,668)	(1,301)	(2,607)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	79,115	98,272	80,255
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(67,670)	(79,909)	(87,098)
Net cash flows from other financing activities	(617)	(282)	(575)
Net cash flow from / (used in) financing activities	(9,094)	10,345	12,432
Total cash flow
Cash and cash equivalents at the beginning of the year	207,875	173,531	119,873
Net cash flow from / (used in) operating, investing and financing activities	(6,895)	39,651	42,605
Effects of exchange rate differences on cash and cash equivalents	(5,659)	(5,307)	11,052
Cash and cash equivalents at the end of the year	195,321	207,875	173,531
Net cash flow from / (used in) operating activities includes:
Interest received in cash	15,718	11,163	11,915
Interest paid in cash	8,198	4,707	6,320
Dividends on equity investments, investment funds and associates received in cash	1,907	2,531	1,901
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)	7,116	7,061	6,211
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,845	1,875	1,909
Credit loss expense / (release)	29	(148)	695
Share of net profits of associates and joint ventures and impairment related to associates	(32)	(105)	(84)
Deferred tax expense / (benefit)	491	432	355
Net loss / (gain) from investing activities	(1,515)	(230)	(698)
Net loss / (gain) from financing activities	(16,587)	100	3,246
Other net adjustments	5,792	3,790	(8,061)
Net change in operating assets and liabilities:
Loans and advances to banks and amounts due to banks	(1,088)	2,148	3,586
Securities financing transactions	4,444	(2,316)	9,588
Cash collateral on derivative instruments	73	(3,311)	(3,486)
Loans and advances to customers and customer deposits	(7,756)	2,406	18,934
Financial assets and liabilities at fair value held for trading and derivative financial instruments	8,173	(10,635)	11,326
Brokerage receivables and payables	6,019	8,115	(5,199)
Financial assets at fair value not held for trading, other financial assets and liabilities	5,557	19,793	392
Provisions, other non-financial assets and liabilities	(437)	2,617	(1,213)
Income taxes paid, net of refunds	(1,495)	(1,026)	(919)
Net cash flow from / (used in) operating activities	10,630	30,563	36,581
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)	(1)	(46)
Disposal of subsidiaries, associates and intangible assets	1,729	593	674
Purchase of property, equipment and software	(1,478)	(1,581)	(1,573)
Disposal of property, equipment and software	161	295	364
Purchase of financial assets measured at fair value through other comprehensive income	(4,783)	(5,802)	(6,290)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	4,084	5,052	4,530
Net (purchase) / redemption of debt securities measured at amortized cost	(11,993)	(415)	(4,166)
Net cash flow from / (used in) investing activities	(12,283)	(1,860)	(6,506)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,249)	(3,093)	23,845
Distributions paid on UBS shares	(4,200)	(4,539)	(3,848)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	79,457	98,619	80,153
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(67,670)	(79,799)	(87,099)
Net cash flows from other financing activities	(595)	(261)	(553)
Net cash flow from / (used in) financing activities	(5,257)	10,927	12,498
Total cash flow
Cash and cash equivalents at the beginning of the year	207,755	173,430	119,804
Net cash flow from / (used in) operating, investing and financing activities	(6,911)	39,630	42,573
Effects of exchange rate differences on cash and cash equivalents	(5,645)	(5,306)	11,053
Cash and cash equivalents at the end of the year	195,200	207,755	173,430
Net cash flow from / (used in) operating activities includes:
Interest received in cash	15,730	11,170	11,929
Interest paid in cash	8,315	4,802	6,414
Dividends on equity investments, investment funds and associates received in cash	$ 1,907	$ 2,531	$ 1,901